Average Annual Total Returns - ETF - Vanguard Intermediate-Term Treasury Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	7.66%	3.56%	3.29%	6.78%	2.74%	2.51%	4.62%	2.38%	2.23%	7.68%	3.56%	3.28%	7.67%	3.63%	3.39%	7.67%	3.63%	3.38%	7.75%	4.53%	3.89%